PGIM S&P 500 Buffer 20 ETF - March
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 106.0%
Affiliated Mutual Fund 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $90,615)(wb)	90,615	$90,615
Options Purchased*~ 104.8%
(cost $7,121,376)		7,886,121

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.0% (cost $7,211,991)		7,976,736
Options Written*~ (6.0)%
(premiums received $288,614)		(447,376)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,923,377)		7,529,360
Liabilities in excess of other assets(z) (0.0)%		(1,281)

Net Assets 100.0%		$7,528,079

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$5.08		132		13	$7,881,100
SPDR S&P 500 ETF Trust	Put	02/28/25	$508.08		132		13	5,021
Total Options Purchased (cost $7,121,376)								$7,886,121

PGIM S&P 500 Buffer 20 ETF - March
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$572.35		132		13	$(445,739)
SPDR S&P 500 ETF Trust	Put	02/28/25	$406.46		132		13	(1,637)
Total Options Written (premiums received $288,614)							$(447,376)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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